Statement of Changes in Shareholder's Deficit - USD ($)	Preferred Stock [Member] Titan Pharmaceuticals Inc [Member]	Common Stock [Member] Titan Pharmaceuticals Inc [Member]	Common Stock [Member] BSKE Limited [Member]	Common Stock [Member]	Common Stock [Member] TALENTEC SDN. BHD. [Member]	Additional Paid-in Capital [Member] Titan Pharmaceuticals Inc [Member]	Additional Paid-in Capital [Member] TALENTEC SDN. BHD. [Member]	Retained Earnings [Member] Titan Pharmaceuticals Inc [Member]	Retained Earnings [Member] BSKE Limited [Member]	Retained Earnings [Member]	Retained Earnings [Member] TALENTEC SDN. BHD. [Member]	AOCI Attributable to Parent [Member] Titan Pharmaceuticals Inc [Member]	AOCI Attributable to Parent [Member] TALENTEC SDN. BHD. [Member]	Titan Pharmaceuticals Inc [Member]	BSKE Limited [Member] Common Stock [Member]	BSKE Limited [Member]	Common Stock [Member]	Total	TALENTEC SDN. BHD. [Member] Common Stock [Member]	TALENTEC SDN. BHD. [Member]
Balance at Jul. 31, 2022					$ 191,482						$ (424,031)		$ (22,583)							$ (255,132)
Balance, shares at Jul. 31, 2022																			500,000
Net income											11,686									11,686
Foreign currency translation adjustment													964							964
Balance at Jul. 31, 2023					191,482						(412,345)		(21,619)							(242,482)
Balance, shares at Jul. 31, 2023																			500,000
Balance at Dec. 31, 2022		$ 1,000				$ 387,623,000		$ (386,261,000)						$ 1,363,000
Balance, shares at Dec. 31, 2022		751,000
Net income								(5,569,000)						(5,569,000)
Shares issued	$ 1,000					9,499,000								9,500,000
Shares issued, shares	950,000
Release of unrestricted stock
Release of unrestricted stock, shares		28,000
Amortization of restricted stock						25,000								25,000
Amortization of restricted stock, shares		3,000
Stock-based compensation						1,323,000								1,323,000
Balance at Dec. 31, 2023	$ 1,000	$ 1,000				398,470,000		(391,830,000)						6,642,000
Balance, shares at Dec. 31, 2023	950	782
Balance at Jul. 31, 2023					191,482						(412,345)		(21,619)							(242,482)
Balance, shares at Jul. 31, 2023																			500,000
Net income																				58,172
Foreign currency translation adjustment																				8,525
Balance at Jan. 31, 2024					$ 191,482						(354,173)		(13,094)							(175,785)
Balance, shares at Jan. 31, 2024					500,000
Balance at Jul. 31, 2023					$ 191,482						(412,345)		(21,619)							(242,482)
Balance, shares at Jul. 31, 2023																			500,000
Net income											153,227									153,227
Shares issued					17,135		782,865													800,000
Shares issued, shares																			80,000
Foreign currency translation adjustment													(30,932)							(30,932)
Balance at Jul. 31, 2024					$ 208,617		782,865		$ (3,947)	$ (3,947)	(259,118)		(52,551)			$ (3,947)		$ (3,947)		679,813
Balance, shares at Jul. 31, 2024					580,000										1		1		580,000
Balance at Aug. 01, 2023					$ 191,482						(412,345)		(21,619)							(242,482)
Balance, shares at Aug. 01, 2023					500,000
Net income											58,172									58,172
Foreign currency translation adjustment													8,525							8,525
Balance at Jan. 31, 2024					$ 191,482						(354,173)		(13,094)							(175,785)
Balance, shares at Jan. 31, 2024					500,000
Balance at Dec. 31, 2023	$ 1,000	$ 1,000				398,470,000		(391,830,000)						6,642,000
Balance, shares at Dec. 31, 2023	950	782
Net income								(1,060,000)						(1,060,000)
Fractional shares issued due to reverse stock split						1,000								1,000
Fractional shares issued due to reverse stock split, shares		78
Issuance of common stock upon conversion of note payable						504,000								504,000
Issuance of common stock upon conversion of note payable, shares		54
Balance at Mar. 31, 2024	$ 1,000	$ 1,000				398,975,000		(392,890,000)						6,087,000
Balance, shares at Mar. 31, 2024	950	914
Balance at Dec. 31, 2023	$ 1,000	$ 1,000				398,470,000		(391,830,000)						6,642,000
Balance, shares at Dec. 31, 2023	950	782
Net income														(3,153,000)
Balance at Jun. 30, 2024	$ 1,000	$ 1,000				398,975,000		(394,983,000)						3,994,000
Balance, shares at Jun. 30, 2024	950	914
Balance at Dec. 31, 2023	$ 1,000	$ 1,000				398,470,000		(391,830,000)						6,642,000
Balance, shares at Dec. 31, 2023	950	782
Net income								(4,706,000)						(4,706,000)
Issuance of common stock upon conversion of note payable						504,000								504,000
Issuance of common stock upon conversion of note payable, shares		54
Fractional shares issued due to reverse stock split
Fractional shares issued due to reverse stock split, shares		78
Balance at Dec. 31, 2024	$ 1,000	$ 1,000				398,974,000		(396,536,000)						2,440,000
Balance, shares at Dec. 31, 2024	950	914
Balance at Mar. 31, 2024	$ 1,000	$ 1,000				398,975,000		(392,890,000)						6,087,000
Balance, shares at Mar. 31, 2024	950	914
Net income								(2,093,000)						(2,093,000)
Balance at Jun. 30, 2024	$ 1,000	$ 1,000				398,975,000		(394,983,000)						3,994,000
Balance, shares at Jun. 30, 2024	950	914
Balance at Jul. 10, 2024
Balance, shares at Jul. 10, 2024
Net income									(3,947)	(3,947)						(3,947)		(3,947)
Shares issued
Shares issued, shares															1		1
Balance at Jul. 31, 2024					$ 208,617		782,865		$ (3,947)	(3,947)	(259,118)		(52,551)			$ (3,947)		(3,947)		679,813
Balance, shares at Jul. 31, 2024					580,000										1		1		580,000
Net income										(67,824)	294,968							(67,824)		294,968
Foreign currency translation adjustment													29,609							29,609
Balance at Jan. 31, 2025					$ 208,617		$ 782,865			$ (71,771)	$ 35,850		$ (22,942)					$ (71,771)		$ 1,004,390
Balance, shares at Jan. 31, 2025					580,000												1
Balance at Dec. 31, 2024	$ 1,000	$ 1,000				398,974,000		(396,536,000)						2,440,000
Balance, shares at Dec. 31, 2024	950	914
Net income								(563,000)						(563,000)
Balance at Mar. 31, 2025	$ 1,000	$ 1,000				398,974,000		(397,099,000)						1,877,000
Balance, shares at Mar. 31, 2025	950	914
Balance at Dec. 31, 2024	$ 1,000	$ 1,000				398,974,000		(396,536,000)						2,440,000
Balance, shares at Dec. 31, 2024	950	914
Net income														(1,252,000)
Balance at Jun. 30, 2025	$ 1,000	$ 1,000				400,574,000		(397,788,000)						2,788,000
Balance, shares at Jun. 30, 2025	890	1,330
Balance at Mar. 31, 2025	$ 1,000	$ 1,000				398,974,000		(397,099,000)						1,877,000
Balance, shares at Mar. 31, 2025	950	914
Net income								(689,000)						(689,000)
Shares issued						1,600,000								1,600,000
Shares issued, shares	160
Issuance of common stock upon conversion of note payable
Issuance of common stock upon conversion of note payable, shares	(220)	416
Balance at Jun. 30, 2025	$ 1,000	$ 1,000				$ 400,574,000		$ (397,788,000)						$ 2,788,000
Balance, shares at Jun. 30, 2025	890	1,330